Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,737,852.30
Total Fee Amount	151.19
Total Offset Amount	0.00
Net Fee	$ 151.19
Offering Table N/A
Offset Table N/A	N/A